Business Acquisitions	12 Months Ended
May 31, 2019
Business Combinations [Abstract]
Business Acquisitions
3.	BUSINESS ACQUISITIONS
Business acquisition in fiscal year 2018:
Acquisition of Hangzhou Shengshen
In October 2017, the Group acquired 100% equity interest in Hangzhou Shengshen, a K-12 education group located in Zhejiang, for a total consideration of US$11,012, in which US$5,309 and US$2,043 had been paid based on the payment schedule during the years ended May 31, 2018 and 2019, respectively. The acquisition was recorded using the acquisition method of accounting, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with assistance of an independent appraiser. The purchase price was allocated on the date of acquisition as follows:

Acquisition of Suzhou Hongyi
In September 2018, the Group acquired
100%
equity interests in Suzhou Hongyi, a company engaging in pre-school education, for a total consideration of US$
42,608
. The total consideration is contingent based on its financial performance in the transition period and capped to US$
42,608
. The Group has completed the cash payment with an amount of US$27,458 based on the payment schedule during the year ended May 31, 2019 and recorded the unpaid contingent consideration at fair value, which amounted to US$15,150. The acquisition was recorded using the acquisition method of accounting, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with the assistance of an independent appraiser. The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	1,321
Other current assets	2,020
Property and equipment	402	1-5 years
Intangible assets
Trademark	1,845	5 years
Student base	4,656	3 years
Goodwill	37,860
Other current liabilities	(3,871)
Deferred tax liabilities	(1,625)
Total	42,608
Asia Pacific
In 2017, the Group invested US$
11,216
in Asia Pacific, a kindergarten group located in Beijing and Hangzhou engaged in pre-school education, for a 35% equity interests. The investment in Asia Pacific was previously accounted for as a cost method investment prior to June 1, 2018 and was subsequently accounted as equity securities without readily determinable fair value after the adoption of ASU2016-01. In December 2018, the Group acquired another 65% equity interests in Asia Pacific for a total consideration of US$12,600, in which US$8,784 had been paid during the year ended May 31, 2019.
The acquisition of 65% equity interest was accounted for as a step acquisition whereby the Group remeasured the fair value of its previously held equity interest in Asia Pacific. The fair value of the previous equity interest held by the Group was measured at fair value using a discounted cash flow method and taking into account certain factors including the projection of discounted future cash flow and an appropriate discount rate. The fair value remeasurement of the 35% equity interest in Asia Pacific resulted in a loss of US$4,298.
After this transaction, the Group held 100% equity interests of Asia Pacific. The acquisition was recorded using the acquisition method of accounting, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with the assistance of an independent appraiser. The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	1,269
Other current assets	695
Property and equipment	251	1-5 years
Intangible assets
Trademark	2,085	5 years
Student base	1,064	3 years
Goodwill	17,043
Other non-current assets	2,086
Other current liabilities	(4,189)
Deferred tax liabilities	(787)
Fair value of the 35% investment	(6,917)
Total	12,600
Other acquisitions
During the year ended May 31, 2019, the Group also made several other business acquisitions.
The cash consideration of the business acquisition amounted to US$441, in which US$398 had been paid during the year ended May 31, 2019. The cash and cash equivalents and goodwill acquired from those business acquisitions amounted to US$107 and US$729, respectively. The purchase price allocations were determined by the Group with the assistance of an independent appraiser.
The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates.
The following summarizes the unaudited pro forma results of operations for the years ended May 31, 2018 and 2019 assuming that these acquisitions during the years ended May 31, 2018 and 2019 occurred as of June 1, 2017 and 2018, respectively.
These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of June 1, 2017 and 2018, nor is it indicative of future operating results.

	For the years ended May 31,
	2018	2019
	(unaudited)	(unaudited)
	US$	US$
Pro forma net revenues	2,451,735	3,100,364
Pro forma net income attributable to New Oriental Education and Technology Group Inc.	296,697	238,794
Pro forma net income per share – basic	1.88	1.51
Pro forma net income per share – diluted	1.87	1.50